Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Advances to suppliers [Line Items]
Schedule Of Advances To Suppliers, Current [Table Text Block]
Advances to suppliers - current

	December 31, 2017	December 31, 2016

Advances to suppliers	$22,285,733	$16,465,072
Allowance for doubtful accounts	(4,764,768)	(1,670,521)
Advances to suppliers, net	$17,520,965	$14,794,551
Including:
Advances to suppliers from continuing operations, net	$11,290,625	$10,055,316
Advances to suppliers from EDLC business, net	$6,230,340	$4,739,235
Advances to suppliers, net	$17,520,965	$14,794,551

Schedule Of Advances To Suppliers, Non-Current [Table Text Block]

Advances to suppliers - long term

	December 31, 2017	December 31, 2016

Zhejiang Longquanzhixin Commercial & Trade Co., Ltd *	$1,647,905	$8,638,260
Zhibo Jieli Special Battery Material Co., Ltd **	461,100	-
Advances to suppliers - long term, net	$2,109,005	$8,638,260

* representing the prepayments made to ensure continuous high-quality supply and favorable purchase prices. On December 15, 2016, the Company entered into a long-term supply agreement with Zhejiang Longquanzhixin Commercial & Trade Co., Ltd. (“ZLCT”) to make an advance payment of $8,638,260 million (RMB 60,000,000) as of December 31, 2016. The purpose of the prepayment is to support ZLCT to purchase local bamboo forests (approximately 1,650 acres) and expand its operations. Meanwhile, the Company is guaranteed to receive steady supplies from ZLCT of minimum 13,000 tons of charcoal raw material annually with a fixed purchase price for the next three years. Advances will be offset through bamboo raw material purchases until the advances are fully utilized.

** representing the prepayments made to acquire machinery.

Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Schedule of Allowance For Doubtful Accounts [Table Text Block]
An analysis of the allowance for doubtful accounts for the years ended December 31, 2017 and 2016 is as follows:

	Years ended December 31,
	2017	2016
Balance at beginning of year	$1,670,521	$306,915
Addition to doubtful accounts expense	2,947,657	1,458,381
Deduction – utilization or return of advances	(80,740)	(22,141)
Translation adjustments	227,330	(72,634)
Balance at end of year	$4,764,768	$1,670,521